Ordinary Shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Ordinary Shares
13.
ORDINARY SHARES

On September 18, 2015, the Company authorized 1,000,000,000 shares of a par value of US$0.00005 (equivalent to RMB0.0003) per share and issued 1 ordinary share at par value at incorporation.

The ordinary shares of the Company are classified as Class A, Class B and Class C ordinary shares. Holders of Class A, Class B and Class C ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible. Each Class B ordinary share is entitled to seven votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof. Each Class C ordinary share is entitled to ten votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof.

On August 29, 2018, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$50,000 of its Class A ordinary shares in the form of ADSs over the following 12 months. On November 18, 2019, the Company’s Board of Directors approved the extension of the repurchase program to August 23, 2020. On December 6, 2021, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$15,000 of its Class A ordinary shares in the form of ADSs over the following 24 months. On December 1, 2023, the Company’s Board of Directors approved the extension of the repurchase program to December 5, 2025. In 2023, 2024 and 2025, the Company transferred RMB4,750, RMB10,949 and RMB6,168, respectively, to the designated account for share repurchase. 130,931 ADSs, 203,489 ADSs and 125,464 ADSs (equivalent to 65,466, 101,744 and 62,732 Class A ordinary shares, respectively) were repurchased during the years ended December 31, 2023, 2024 and 2025 at a total consideration of RMB4,698, RMB10,661 and RMB6,828, respectively. The repurchased shares were presented as treasury stock, using the par value method on the consolidated balance sheets as of December 31, 2024 and 2025.

During the years ended December 31, 2023, 2024 and 2025, 149,291, nil and nil Class C ordinary shares were converted into 149,291, nil and nil Class A ordinary shares, respectively.